UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):	[     ] is a restatement.
					[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place					Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  	 	     2/11/02

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:			1

Form 13F information table entry total:			77


Form 13F information table value total (x$1000):	$146,349


List of other included managers:  zero

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                                                     Artemis Investment Management
                                                              FORM 13F
                                                          December 31, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Abbott Labs                    COM              002824100      113  2815.00 SH       Sole                  2815.00
Abercrombie & Fitch            COM              002896207      226 11030.00 SH       Sole                 11030.00
Accredo Health Inc             COM              00437V104     4930 139850.00SH       Sole                139850.00
Acxiom Corp.                   COM              005125109     2420 157330.00SH       Sole                157330.00
Advo Inc.                      COM              007585102     4015 122300.00SH       Sole                122300.00
Alcon                          COM              H01301102      259  6570.00 SH       Sole                  6570.00
Alliant Techsystems            COM              018804104      130  2085.00 SH       Sole                  2085.00
American Tower Corp.           COM              029912201     1573 445700.00SH       Sole                445700.00
Applebees International Inc    COM              037899101      257 11095.00 SH       Sole                 11095.00
Baker Hughes Inc.              COM              057224107      114  3555.00 SH       Sole                  3555.00
Baxter Intl.                   COM              071813109      112  4000.00 SH       Sole                  4000.00
Bisys Group                    COM              055472104       95  5950.00 SH       Sole                  5950.00
Borders Group Inc              COM              099709107     4395 273000.00SH       Sole                273000.00
Certegy                        COM              156880106       67  2740.00 SH       Sole                  2740.00
Compucredit                    COM              20478N100      225 31870.00 SH       Sole                 31870.00
Continental Airlines           COM              210795308      718 99100.00 SH       Sole                 99100.00
Countrywide Fin'l              COM              222372104      232  4495.00 SH       Sole                  4495.00
Crown Cork & Seal              COM              228255105      242 30440.00 SH       Sole                 30440.00
DRS Technologies               COM              23330X100     2803 89455.00 SH       Sole                 89455.00
Danaher Corp                   COM              235851102      261  3970.00 SH       Sole                  3970.00
Darden Restaurants Inc         COM              237194105      236 11540.00 SH       Sole                 11540.00
DoubleClick Inc                COM              258609304     1795 317200.00SH       Sole                317200.00
Duane Reade Inc.               COM              263578106     3429 201700.00SH       Sole                201700.00
Edo                            COM              281347104      123  5925.00 SH       Sole                  5925.00
Elizabeth Arden Inc.           COM              28660G106     2956 199705.00SH       Sole                199705.00
Emcor Group                    COM              29084Q100     4119 77700.00 SH       Sole                 77700.00
Entercom Communications Corp.  COM              293639100     5093 108550.00SH       Sole                108550.00
ExpressJet Holdings Inc        COM              30218U108       79  7750.00 SH       Sole                  7750.00
FMC Technologies               COM              30249U101     5639 276000.00SH       Sole                276000.00
Fedex                          COM              31428X106      266  4910.00 SH       Sole                  4910.00
Fisher Scientific              COM              338032204     3484 115835.00SH       Sole                115835.00
Foot Locker Inc.               COM              344849104     4573 435510.00SH       Sole                435510.00
Gannett Co. Inc.               COM              364730101      238  3310.00 SH       Sole                  3310.00
Genentech Inc.                 COM              368710406      194  5850.00 SH       Sole                  5850.00
General Mills Inc              COM              370334104      254  5410.00 SH       Sole                  5410.00
Getty Images                   COM              374276103     4344 142200.00SH       Sole                142200.00
Grainger, W.W.                 COM              384802104      126  2440.00 SH       Sole                  2440.00
Grant Prideco Inc.             COM              38821G101     3766 323500.00SH       Sole                323500.00
Hubbell Harvey Inc B           COM              443510201      134  3805.00 SH       Sole                  3805.00
Humana Inc                     COM              444859102      104 10420.00 SH       Sole                 10420.00
Kroger                         COM              501044101      237 15340.00 SH       Sole                 15340.00
LCC International Inc.         COM              501810105      465 238300.00SH       Sole                238300.00
Lithia Motors                  COM              536797103     1233 78600.00 SH       Sole                 78600.00
Mediacom Communications Corp   COM              58446K105     2092 237500.00SH       Sole                237500.00
Medsource Technology Inc.      COM              58505Y103      907 139800.00SH       Sole                139800.00
Medtronic, Inc.                COM              585055106      160  3515.00 SH       Sole                  3515.00
Mettler Toledo International   COM              592688105     4667 145580.00SH       Sole                145580.00
Micromuse                      COM              595094103     1435 375600.00SH       Sole                375600.00
Minerals Technologies          COM              603158106     2918 67625.00 SH       Sole                 67625.00
Mohawk Industries              COM              608190104      212  3730.00 SH       Sole                  3730.00
O'Reilly Automotive Inc.       COM              686091109     3361 132900.00SH       Sole                132900.00
OSI Systems                    COM              671044105     1521 89600.00 SH       Sole                 89600.00
Omnicare Inc.                  COM              681904108     4522 189760.00SH       Sole                189760.00
On Assignment                  COM              682159108     1008 118300.00SH       Sole                118300.00
Pacer International Inc        COM              69373H106     3015 226655.00SH       Sole                226655.00
Pall Corp.                     COM              696429307     3686 220990.00SH       Sole                220990.00
Pentair Inc.                   COM              709631105     3649 105620.00SH       Sole                105620.00
Pfizer, Inc.                   COM              717081103      277  9050.00 SH       Sole                  9050.00
Regal Entertainment Grp        COM              758766109     2969 138600.00SH       Sole                138600.00
Regeneration Technologies Inc. COM              75886N100     3446 340565.00SH       Sole                340565.00
Rehabcare Group                COM              759148109     3913 205110.00SH       Sole                205110.00
Roslyn Bancorp                 COM              778162107      240 13330.00 SH       Sole                 13330.00
Shaw Group Inc.                COM              820280105     2462 149655.00SH       Sole                149655.00
Sicor Inc                      COM              825846108     4829 304700.00SH       Sole                304700.00
Silgan Holdings                COM              827048109     1360 55100.00 SH       Sole                 55100.00
Smithfield Foods               COM              832248108     4416 222565.00SH       Sole                222565.00
Sourcecorp                     COM              836167106     3973 213700.00SH       Sole                213700.00
Southwest Bancorp TX           COM              84476R109     3538 122800.00SH       Sole                122800.00
Spinnaker Exploration          COM              84855W109     1543 70000.00 SH       Sole                 70000.00
Steven Madden                  COM              556269108       82  4565.00 SH       Sole                  4565.00
Triad Hospitals                COM              89579K109     4063 136200.00SH       Sole                136200.00
Valassis Communications        COM              918866104     3171 107750.00SH       Sole                107750.00
Varian Inc.                    COM              922206107     3916 136480.00SH       Sole                136480.00
Veridian Corp                  COM              92342R203     2309 108200.00SH       Sole                108200.00
Wal Mart Stores Inc.           COM              931142103      138  2730.00 SH       Sole                  2730.00
Wendy's International Inc.     COM              950590109      238  8795.00 SH       Sole                  8795.00
Willis Group Holdings          COM              G96655108      237  8255.00 SH       Sole                  8255.00
REPORT SUMMARY                 77 DATA RECORDS              146349            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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